Development Grant (Details Narrative) - Canada-Israel Research and Development Foundation [Member]		12 Months Ended
	Jun. 07, 2013 USD ($)	Dec. 31, 2020 USD ($)	Jun. 07, 2013 CAD ($)
Grant repayable percentage	2.50%
Other income		$ 176,933
CAD [Member]
Funds for development activities	$ 225,000
Maximum [Member] | CAD [Member]
Funds for development activities			$ 300,000